Revenue and Deferred Revenue (Details) - Schedule of Revenue Disaggregated by Timing of Revenue Recognition - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue	$ 3,139	$ 7,019	$ 14,009	$ 52,369	$ 58,259	$ 59,859
Transferred at a Point in Time [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue	2,831	5,657	12,384	28,675	34,813	23,624
Transferred over Time [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue	$ 308	$ 1,362	$ 1,625	$ 23,694	23,446	36,235
Total revenue [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue					58,259	59,859
Cultivation solutions, including ancillary products and services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue					711	11,354
Agrify Insights™ [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue					74	8
Facility build-outs [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue					23,129	36,193
Extraction solutions [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenue					$ 34,345	$ 12,304